Pension and Other Postretirement Benefits - Plan Assets (Details 4) - Pension Plans, Defined Benefit [Member] - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		$ 2,322.2		$ 2,183.5	$ 2,511.4
Fixed Income Securities [Member]
Defined Benefit Plan, Target Allocation, Percentages of Assets [Abstract]
Target plan asset allocations percentage		44.00%
Equity Securities [Member]
Defined Benefit Plan, Target Allocation, Percentages of Assets [Abstract]
Target plan asset allocations percentage		55.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Target Allocation, Percentages of Assets [Abstract]
Target plan asset allocations percentage		1.00%
Fair Value, Measurements, Recurring [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		$ 1,041.5		785.1
Fair Value, Measurements, Recurring [Member] | U.S. Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		46.6		169.4
Fair Value, Measurements, Recurring [Member] | Global Equity Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		327.9		191.0
Fair Value, Measurements, Recurring [Member] | U.S. High-Yield Corporate Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		111.8		0.4
Fair Value, Measurements, Recurring [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		524.6		0.0
Fair Value, Measurements, Recurring [Member] | Global Fixed Income Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0		395.4
Fair Value, Measurements, Recurring [Member] | Other Investment Companies [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		30.6		28.9
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		46.6		169.4
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		46.6		169.4
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Global Equity Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0		0.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. High-Yield Corporate Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0		0.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0		0.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Global Fixed Income Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0		0.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investment Companies [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0		0.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		994.9		615.7
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0		0.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Global Equity Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		327.9		191.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. High-Yield Corporate Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		111.8		0.4
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		524.6		0.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Global Fixed Income Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0		395.4
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investment Companies [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		30.6		28.9
Portion at Other than Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		2,322.2		2,183.5
Portion at Other than Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Equity Securities Common/Collective Trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		194.6	[1]	728.8
Portion at Other than Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | EAFE Equity Securities Common/Collective Trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	[2]	707.0		381.4
Portion at Other than Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Corporate Fixed-Income Securities Common/Collective Trusts [Member] [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	[3]	379.1		207.4
Portion at Other than Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0		80.4
Portion at Other than Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Other Security Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		$ 0.0		$ 0.4

[1]	Investments primarily in domestic equity securities, which may include common stocks, options and futures.
[2]	Investments primarily in global equity securities, which may include common stocks, options and futures.
[3]	Investments primarily in domestic fixed income investments, which may include investment-grade and high-yield corporate bonds, interest rate swaps, options and futures.